SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income per Common Share (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Basic and diluted net income per common share
Net income (loss) allocable to non-redeemable Class A and Class B common stock	$ (153,275)	$ 1,292,965	$ 4,307,307	$ 3,145,445	$ 5,600,271	$ 2,992,171	$ 5,135,790
Class A Common Stock Subject to Redemption
Basic and diluted net income per common share
Net income (loss) allocable to non-redeemable Class A and Class B common stock	$ (117,823)	$ 993,905			$ 3,831,255	$ 2,300,089
Weighted average shares outstanding, Basic	11,500,000	11,500,000			6,997,872	11,500,000	8,264,526
Weighted average shares outstanding, Diluted	11,500,000	11,500,000			6,997,872	11,500,000	8,264,526
Basic net income per common stock	$ 0.01	$ 0.09			$ 0.55	$ 0.20	$ 0.44
Diluted net income per common stock	$ 0.01	$ 0.09			$ 0.55	$ 0.20	$ 0.44
Class A and Class B non-redeemable common stock
Basic and diluted net income per common share
Net income (loss) allocable to non-redeemable Class A and Class B common stock	$ (35,452)	$ 299,060			$ 1,769,016	$ 692,082
Weighted average shares outstanding, Basic	3,460,275	3,460,275			3,231,146	3,460,275	3,295,610
Weighted average shares outstanding, Diluted	3,460,275	3,460,275			3,231,146	3,460,275	3,295,610
Basic net income per common stock	$ 0.01	$ 0.09			$ 0.55	$ 0.20	$ 0.44
Diluted net income per common stock	$ 0.01	$ 0.09			$ 0.55	$ 0.20	$ 0.44
Redeemable Common Shares
Basic and diluted net income per common share
Net income (loss) allocable to non-redeemable Class A and Class B common stock							$ 3,671,658
Weighted average shares outstanding, Basic							8,264,526
Weighted average shares outstanding, Diluted							8,264,526
Basic net income per common stock							$ 0.44
Diluted net income per common stock							$ 0.44
Non Redeemable Common Shares
Basic and diluted net income per common share
Net income (loss) allocable to non-redeemable Class A and Class B common stock							$ 1,464,132
Weighted average shares outstanding, Basic							3,295,610
Weighted average shares outstanding, Diluted							3,295,610
Basic net income per common stock							$ 0.44
Diluted net income per common stock							$ 0.44